Restructuring Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Restructuring Charges [Abstract]
Restructuring Charges

NOTE 4 – RESTRUCTURING CHARGES

In connection with the acquisition of NetQuote and CreditCards, the Company adopted a restructuring plan to achieve cost synergies. During the nine months ended September 30, 2011 and September 30, 2010, the Company terminated one and fifty-six employees, respectively, pursuant to such restructuring plan. Accordingly, during the nine months ended September 30, 2011 and 2010, we recorded $238,000 and $3.4 million expense for severance-related costs for terminated employees. These costs have been included within restructuring charges in the accompanying condensed consolidated statement of operations. Accrued severance related costs were approximately $134,000 at September 30, 2011 and are included within accrued expenses on the accompanying condensed consolidated balance sheet.

The restructuring charges and their utilization are summarized as follows:

($ in thousands)	Liability Balance at Beginning of Period	Restructuring Charges	Utilized	Liability Balance at End of Period
Balance at December 31, 2010	$369	$—	$—	$369
One-time termination benefits	—	238	(473)	(235)
Other associated costs	—	—	—	—

Balance at September 30, 2011	$369	$238	$(473)	$134

($ in thousands)	Liability Balance at Beginning of Period	Restructuring Charges	Utilized	Liability Balance at End of Period
Balance at December 31, 2009	$—	$—	$—	$—
One-time termination benefits	—	2,353	(961)	1,392
Other associated costs	—	1,005	(314)	691

Balance at September 30, 2010	$—	$3,358	$(1,275)	$2,083

The Company expects to pay the remaining $134,000 within the next six months.

Note 7—Restructuring Charges

During the year ended December 31, 2010, the Company terminated 81 employees to achieve cost synergies as a result of the acquisitions of NetQuote and CreditCards. We have exited two building facilities. In accordance with ASC 420, Exit or Disposal Cost Obligations, generally "a liability for a cost associated with an exit or disposal activity shall be recognized and measured initially at its fair value in the period in which the liability is incurred." Accordingly, during 2010, we recorded $3.3 million (Successor) in expense for severance-related costs for terminated employees and other associated costs that are included in restructuring charges of the accompanying consolidated statement of operations and paid $2.9 million during the year ended December 31, 2010. We expect to pay the remaining $369,000 of restructuring obligations during 2011. The restructuring charge and their utilization are summarized as follows:

($ in thousands)	Liability Balance at Beginning of Period	Restructuring Charges	Utilized	Liability Balance at End of Period
Balance at December 31, 2009	$—	$—	$—	$—
One-time termination benefits	—	2,760	(2,431)	329
Other associated costs	—	528	(488)	40

Balance at December 31, 2010	$—	$3,288	$(2,919)	$369